Parent Only Financial Statements	12 Months Ended
Dec. 31, 2011
Parent Only Financial Statements [Abstract]
Parent Only Financial Statements [Text Block]

NOTE 18 – PARENT ONLY FINANCIAL STATEMENTS

As of December 31, 2011, the total restricted net assets exceeded 25% percentage of the Company’s consolidated net assets. As a result, parent only financial statements are prepared as follows:

Parent Only Balance Sheets
As of December 31, 2011 and 2010

	December 31,	December 31,
	2011	2010
ASSETS

CURRENT ASSETS
Cash	$104	$104
Restricted cash	236,400	236,400
Loan receivable from ANT	-	10,349,168
Loan receivable from CNM	14,923,301	24,917,495
Deferred financing costs		1,279,879
Total current assets	15,159,805	36,783,046

Investment in subsidiaries	(9,566,801)	(2,119,025)

TOTAL ASSETS	$5,593,004	34,664,021

LIABILITIES AND EQUITY

CURRENT LIABILITIES
Accrued interest	-	789,500
Other payable	330,854	574,247
Accrued liabilities	-	85,399
Notes payable, net	-	9,042,263
Total current liabilities	330,854	10,491,409

COMMON STOCK SUBJECT TO REPURCHASE	236,400	236,400
TOTAL LIABILITIES	567,254	10,727,809

EQUITY
China Networks International Holdings, Ltd. equity:
Class A Preferred Shares, net of issuance costs ($0.0005 par value; 7,264,503 shares authorized, 7,264,503 shares issued and outstanding at December 31, 2011,liquidation preference of $7,264,503)	3,633	8,000
Common stock at $0.0001 par value; (64,179,098 shares authorized, issued and outstanding at December 31, 2011)	6,418	4,102
Additional paid-in capital	26,419,357	33,870,121
Accumulated deficit	(21,594,006)	(10,470,373)
Accumulated other comprehensive income	190,348	524,362
Total shareholders' equity	5,025,750	23,936,212

Total equity	5,025,750	23,936,212

TOTAL LIABILITIES AND EQUITY	$5,593,004	34,664,021

Parent Only Statement of Operations
For the years ended December 31, 2011 and 2010

	For the year ended
	December 31,	December 31,
	2011	2010

NET REVENUE	$-	-

COST OF REVENUE	-	-
Gross profit	-	-

OPERATING EXPENSES
Selling expense	-	-
General and administrative expense	3,489,827	1,278,000
	3,489,827	1,278,000

LOSS FROM OPERATIONS	(3,489,827)	(1,278,000)

OTHER INCOME
Waiver of accrued liability
(including loss on disposal of subsidiaries of $7,562,491)	-	5,555,910
	-	5,555,910

(LOSS)/INCOME BEFORE INCOME TAX	(3,489,827)	4,277,910

INCOME TAX	(106,956)	-

NET (LOSS)/INCOME	(3,382,871)	4,277,910

No parent only statement of cashflows is presented as there is no change in cash and cash equivalent for the year.